CURRENT EXPECTED CREDIT LOSSES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CURRENT EXPECTED CREDIT LOSSES [Abstract]
Financing Receivable, Allowance for Credit Loss
Activity related to the CECL Reserve for outstanding balances and unfunded commitments on the Company’s loans held at carrying value and loans receivable at carrying value as of and for the three and nine months ended September 30, 2021 was as follows:
	Outstanding(1)	Unfunded(2)	Total
Balance at June 30, 2021	$ 701,143	$ 476,140	$1,177,283
Provision for current expected credit losses	444,486	216,126	660,612
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2021	$1,145,629	$ 692,266	$1,837,895
	Outstanding(1)	Unfunded(2)	Total
Balance at December 31, 2020	$ 404,860	$ 60,537	$ 465,397
Provision for current expected credit losses	740,769	631,729	1,372,498
Write-offs	—	—	—
Recoveries	—	—	—
Balance at September 30, 2021	$1,145,629	$ 692,266	$ 1,837,895
(1)
As of September 30, 2021 and December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s consolidated balance sheets.

(2)
As of September 30, 2021 and December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.

Current Expected Credit Loss Reserve for Funded Loan Commitments
Activity related to the CECL Reserve for outstanding balances on the Company’s loans held at carrying value and loans receivable at carrying value as of and for the period from July 31, 2020 to December 31, 2020 was as follows:
Balance at July 31, 2020 (Commencement of Operations)	$ —
Provision for current expected credit losses	404,860
Write-offs	—
Recoveries	—
Balance at December 31, 2020(1)	$ 404,860
(1)
As of December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s balance sheet.

Current Expected Credit Loss Reserve for Unfunded Loan Commitments
Activity related to the CECL Reserve for unfunded commitments on the Company’s loans held at carrying value as of and for the period from July 31, 2020 to December 31, 2020 was as follows:
Balance at July 31, 2020 (Commencement of Operations)	$ —
Provision for current expected credit losses	60,537
Write-offs	—
Recoveries	—
Balance at December 31, 2020(1)	$ 60,537
(1)	As of December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.

Risk Rating by Year of Origination
The Company continuously evaluates the credit quality of each loan by assessing the risk factors of each loan and assigning a risk rating based on a variety of factors. Risk factors include property type, geographic and local market dynamics, physical condition, projected cash flow, loan structure and exit plan, loan-to-value ratio, fixed charge coverage ratio, project sponsorship, and other factors deemed necessary. Based on a 5-point scale, the Company’s loans are rated “1” through “5,” from less risk to greater risk, which ratings are defined as follows:
Rating	Definition
1	Very Low Risk
2	Low Risk
3	Medium Risk
4	High Risk/ Potential for Loss
5	Impaired/Loss Likely
The risk ratings are primarily based on historical data as well as taking into account future economic conditions.
As of September 30, 2021, the carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value and loans receivable at carrying value within each risk rating by year of origination is as follows:
Risk Rating:	2021	2020	Total
1	$ —	$ —	$ —
2	14,532,857	—	14,532,857
3	88,990,322	42,528,931	131,519,253
4	9,884,126	—	9,884,126
5	—	—	—
Total	$113,407,305	$ 42,528,931	$ 155,936,236

The Company continuously evaluates the credit quality of each loan by assessing the risk factors of each loan and assigning a risk rating based on a variety of factors. Risk factors include property type, geographic and local market dynamics, physical condition, projected cash flow, loan structure and exit plan, loan-to-value ratio, fixed charge coverage ratio, project sponsorship, and other factors deemed necessary. Based on a 5-point scale, the Company’s loans are rated “1” through “5,” from less risk to greater risk, which ratings are defined as follows:
Rating	Definition
1	Very Low Risk
2	Low Risk
3	Medium Risk
4	High Risk/ Potential for Loss
5	Impaired/Loss Likely
The risk ratings are primarily based on historical data as well as taking into account future economic conditions.
As of December 31, 2020, the carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value and loans receivable at carrying value within each risk rating by year of origination is as follows:
Risk Rating:	2020	Total
1	$ —	$ —
2	9,816,327	9,816,327
3	22,020,704	22,020,704
4	3,348,263	3,348,263
5	—	—
Total	$ 35,185,294	$ 35,185,294